Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended			12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2013 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Dec. 31, 2011 Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Sep. 30, 2014 Class A Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Sep. 30, 2014 Class B Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY
Numerator:
Income from continuing operations	$ 81,317	499,123	333,485	$ 75,352	456,162	212,881	135,446		212,881	135,446			$ 23,465	142,053			$ 51,887	314,109
Loss from discontinued operations				0	0	0	(4,182)		0	(4,182)			0	0			0	0
Net income	81,317	499,123	333,485	75,352	456,162	212,881	131,264	333,485	212,881	131,264	28,514	175,021	23,465	142,053	52,803	324,102	51,887	314,109
Denominator:
Weighted average ordinary shares outstanding			100,000,000			100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	37,147,194	37,147,194	31,109,214	31,109,214	68,788,940	68,788,940	68,788,940	68,788,940
Income from continuing operations									2.13	1.35			$ 0.75	4.57			$ 0.75	4.57
Loss from discontinued operations										(0.04)
Basic earnings per share Net income	$ 0.77	4.71	3.33	$ 0.75	4.57	2.13	1.31	3.33	2.13	1.31	$ 0.77	4.71	$ 0.75	4.57	$ 0.77	4.71	$ 0.75	4.57
Numerator:
Income from continuing operations									212,881	135,446			25,669	155,394			49,683	300,768
Net income								333,485			31,599	193,956			49,718	305,167
Loss from discontinued operations				0	0	0	(4,182)		0	(4,182)			0	0			0	0
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares											49,718	305,167	49,683	300,768
Net income								333,485	212,881	131,264	$ 81,317	499,123	$ 75,352	456,162	$ 49,718	305,167	$ 49,683	300,768
Denominator:
Weighted average ordinary shares outstanding			100,000,000			100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	37,147,194	37,147,194	31,109,214	31,109,214	68,788,940	68,788,940	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares											68,788,940	68,788,940	68,788,940	68,788,940
Dilutive effect of stock options								1,322,763	650,652	189,928	6,573,095	6,573,095	4,431,072	4,431,072
Weighted-average number of shares outstanding- diluted			101,322,763			100,650,652	100,189,928	101,322,763	100,650,652	100,189,928	112,509,229	112,509,229	104,329,226	104,329,226	68,788,940	68,788,940	68,788,940	68,788,940
Income from continuing operations									2.12	1.35			$ 0.72	4.37			$ 0.72	4.37
Loss from discontinued operations										(0.04)
Diluted earnings per share Net income	$ 0.72	4.44	3.29	$ 0.72	4.37	2.12	1.31	3.29	2.12	1.31	$ 0.72	4.44	$ 0.72	4.37	$ 0.72	4.44	$ 0.72	4.37